INTANGIBLE ASSETS—NET	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS—NET	INTANGIBLE ASSETS—NET
Intangible assets, net consisted of the following as of June 30, 2024:

(In thousands of U.S. dollars)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,763	$(81,071)	$478,692
Customer relationships	11	36,000	(6,124)	29,876
Supply agreement	5	38,900	(14,995)	23,905
Formulations	8	28,900	(6,889)	22,011
Patents	20	211	(12)	199
Total		$663,774	$(109,091)	$554,683
Intangible assets, net consisted of the following as of December 31, 2023:

(In thousands of U.S. dollars)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,644	$(59,989)	$499,655
Customer relationships	11	36,000	(4,532)	31,468
Supply agreement	5	38,900	(11,105)	27,795
Formulations	8	28,900	(5,101)	23,799
Patents	20	154	(8)	146
Total		$663,598	$(80,735)	$582,863
Amortization expense was $28.3 million and $28.0 million for the six months ended June 30, 2024 and six months ended June 30, 2023, respectively.